Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of deferred revenue

	12.31.25	12.31.24
Non-current
Nonrefundable customer contributions	27,826	29,467
Investment plan - Agreement on the Regularization of Obligations (1)	111,450	112,777
Total non-current	139,276	142,244

Current
Nonrefundable customer contributions	753	136

(1)	As of December 31, 2025 and 2024, includes $ 96,091 and $ 99,458 relating to the investment plan of the Agreement on the Regularization of Payment Obligations signed in May 2019, and $ 15,359 and $ 13,319 relating to the investment plan of the Agreement on the Regularization of Payment Obligations signed in December 2022.